UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield New
Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey -	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
139.1%	Bonds, 6%, 1/01/18 (a)	$ 5,000	$ 5,113,700

	Essex County, New Jersey, Improvement Authority, Airport Revenue
	Refunding Bonds, AMT, 4.75%, 11/01/32 (b)	1,000	718,480

	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.12%, 11/01/23 (a)(c)	6,925	2,984,883

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (a)	2,605	2,719,021

	Gloucester County, New Jersey, Improvement Authority, Solid Waste
	Resource Recovery, Revenue Refunding Bonds (Waste Management, Inc.
	Project), Series A, 6.85%, 12/01/29	2,000	2,006,640

	Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50%, 8/01/33 (d)	750	638,122

	Hudson County, New Jersey, COP, Refunding, 6.25%, 12/01/16 (b)	1,000	1,079,270

	Hudson County, New Jersey, Improvement Authority, Capital Appreciation
	Revenue Bonds, Series A-1, 4.46%, 12/15/32 (b)(c)	1,000	218,080

	Hudson County, New Jersey, Improvement Authority, Facility Lease
	Revenue Refunding Bonds (Hudson County Lease Project), 5.375%,
	10/01/24 (b)(e)	7,500	7,037,850

	Jackson Township, New Jersey, School District, GO, 5%, 4/15/12 (e)(f)	5,200	5,529,212

	Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding
	Bonds, 6.25%, 1/01/14 (d)	3,750	3,999,112

	Middlesex County, New Jersey, COP, Refunding, 5%, 8/01/22 (b)	3,000	2,915,520

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5%, 12/01/11 (d)(f)	1,955	2,079,201

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5.20%, 12/01/14 (d)	240	246,293

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5.25%, 12/01/15 (d)	765	782,297

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5%, 12/01/17 (d)	605	611,135

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5%, 12/01/18 (d)	545	549,622

	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5%, 12/01/19 (d)	560	552,950

	Morristown, New Jersey, Parking Authority Revenue Bonds,
	4.50%, 8/01/37 (b)	1,355	1,101,791

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum	GO	General Obligation Bonds
CABS	Capital Appreciation	M/F	Multi-Family
COP	Certificates of	S/F	Single-Family
EDA	Economic Development	VRDN	Variable Rate Demand Notes

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	$ 1,060	$ 905,017

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (g)	785	609,239

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (g)	225	165,843

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (g)	465	347,285

New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village
Project), Series C, 5.50%, 1/01/28	1,000	738,090

New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
Village), Series A, 5.50%, 1/01/18	1,700	1,469,174

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
Series A, 4.95%, 7/01/21 (b)(c)	2,325	1,107,142

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%,
7/01/29 (b)	3,900	3,619,785

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/33 (b)	8,500	7,963,990

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%,
7/01/34 (b)	1,765	1,594,942

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
5%, 9/01/37 (d)	1,000	904,020

New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds,
Series K, 5.25%, 12/15/17 (b)(e)	1,500	1,552,485

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (d)	1,000	781,600

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
Company, Inc. Project), AMT, Series A, 6.875%, 11/01/34 (e)	5,070	5,116,086

New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water
of New Jersey, Inc.), Series B, 4.50%, 11/01/25 (d)	1,000	895,570

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Meridian Health), Series I, 5%, 7/01/38 (h)	750	671,295

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Somerset Medical Center), 5.50%, 7/01/33	1,125	648,416

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(South Jersey Hospital System), 6%, 7/01/12 (f)	4,000	4,374,240

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (f)	525	563,608

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (f)	290	316,265

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	325	330,700

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	790	733,183

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group), 5.25%, 7/01/19 (a)	2,250	2,168,843

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/21 (b)	1,540	1,506,721

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/22 (b)	1,000	970,520

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series A, 5%, 7/01/21 (d)	$ 1,600	$ 1,510,832

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5%, 7/01/14 (b)(f)	1,185	1,273,697

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (College of New Jersey), Series D, 5%, 7/01/35 (a)	3,725	3,388,409

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Montclair State University), Series J, 4.25%, 7/01/30 (b)	2,895	2,175,042

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Montclair State University), Series L, 5%, 7/01/14 (b)(f)	3,185	3,423,397

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (d)	1,250	936,750

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Ramapo College), Series I, 4.25%, 7/01/36 (d)	3,890	2,792,398

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rowan University), Series B, 5%, 7/01/26 (h)	2,575	2,527,440

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Stevens Institute of Technology), Series A, 5%, 7/01/34	1,500	1,099,545

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (William Paterson University), Series E, 5%, 7/01/21 (i)	1,725	1,602,266

New Jersey State Higher Education Assistance Authority, Student Loan
Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (d)	3,565	3,442,578

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series CC, 5.80%, 10/01/20 (b)	2,640	2,622,972

New Jersey State Housing and Mortgage Finance Agency, M/F Revenue
Bonds, AMT, Series A, 4.90%, 11/01/35 (e)	1,000	709,930

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.50%, 10/01/38	1,350	1,362,663

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	500	338,975

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 5%, 12/15/32 (d)	730	662,701

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 4.83%, 12/15/32 (a)(c)	4,750	1,116,392

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 5.05%, 12/15/35 (c)(d)	2,760	525,200

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series D, 5%, 6/15/19 (a)	3,240	3,242,884

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series A, 5.25%, 12/15/20 (a)	4,250	4,338,102

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (b)	3,600	3,670,992

New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
Series B, 5.15%, 1/01/35 (c)(d)	3,005	1,832,148

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,
Series C-2, 6%, 1/01/24 (a)(j)(k)	2,200	2,200,000

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
	Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of
	Newark Redevelopment Projects), 4.375%, 1/01/37 (b)	$ 3,600	$ 2,881,872

	North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding
	Bonds, 5.125%, 8/01/20 (b)	1,710	1,728,981

	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.75%,
	7/01/35 (a)(l)	1,250	867,388

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
	93rd Series, 6.125%, 6/01/94	1,000	1,039,240

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 138th Series, 4.75%, 12/01/34 (a)	1,000	788,070

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 146th Series, 4.25%, 12/01/32 (a)	5,000	3,559,750

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	2,325	2,026,331

	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
	CABS, Series A, 5.375%, 9/01/26 (b)(c)	4,100	1,355,911

	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
	CABS, Series A, 5.25%, 9/01/33 (b)(c)	2,350	481,327

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.375%, 8/15/28 (a)	1,250	1,258,163

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.25%, 8/15/38 (a)	700	669,508

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (f)	1,715	1,977,275

	Union County, New Jersey, Utilities Authority, Senior Lease Revenue
	Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/17 (d)	1,590	1,489,226

	Union County, New Jersey, Utilities Authority, Senior Lease Revenue
	Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/18 (d)	1,670	1,539,339

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/18 (d)	570	567,230

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/19 (d)	1,145	1,124,104

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/20 (d)	1,130	1,092,687

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/21 (d)	865	827,866

			153,006,819

Puerto Rico -	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
11.7%	Revenue Bonds, Series A, 5.125%, 7/01/47 (h)	2,000	1,671,900

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (h)	1,185	1,109,219

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
	Capital Appreciation Revenue Bonds, Series A, 4.48%, 7/01/30 (c)(e)	$ 2,750	$ 643,390

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
	Capital Appreciation Revenue Bonds, Series A, 4.34%, 7/01/37 (c)(d)	2,250	312,097

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%,
	7/01/28 (m)	1,000	857,510

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	934,800

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Hospital de la Concepcion), Series A,
	6.125%, 11/15/30	4,220	4,122,687

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (University Plaza Project), Series A, 5%,
	7/01/33 (b)	3,000	2,422,140

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/27 (b)	850	828,521

			12,902,264

	Total Municipal Bonds - 150.8%		165,909,083

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)

New Jersey -	Garden State Preservation Trust of New Jersey, Open Space and Farmland
10.2%	Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (a)	3,300	3,580,005

	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
	Program Revenue Bonds, Series A, 4.70%, 11/01/25 (a)	4,425	3,796,255

	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
	Program Revenue Bonds, Series A, 5%, 5/01/27 (a)	1,980	1,905,988

	Port Authority of New York and New Jersey, Consolidated Revenue Refunding
	Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,995	1,901,774

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 10.2%		11,184,022

	Total Long-Term Investments (Cost - $191,184,922) - 161.0%		177,093,105

	Short-Term	Shares
	CMA New Jersey Municipal Money Fund, 1.61% (o)(p)	4,400,706	4,400,706

	Total Short-Term Securities (Cost - $4,400,706) - 4.0%		4,400,706

	Total Investments (Cost - $195,585,628*) - 165.0%		181,493,811
	Other Assets Less Liabilities - 1.2%		1,326,895
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (6.4)%		(7,083,159)
	Preferred Shares, at Redemption Value - (59.8)%		(65,748,540)
	Net Assets Applicable to Common Shares - 100.0%	$ 109,989,007

BlackRock MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 188,880,423
Gross unrealized appreciation	$ 2,366,760
Gross unrealized depreciation	(16,738,372)
Net unrealized depreciation	$ (14,371,612)

(a)	FSA Insured.

(b)	MBIA Insured.

(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(d)	AMBAC Insured.

(e)	FGIC Insured.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Radian Insured.

(h)	Assured Guaranty Insured.

(i)	XL Capital Insured.

(j)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(k)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(l)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(m)	CIFG Insured.

(n)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
	Affiliate	Activity	Income
	CMA New Jersey	3,602,005	$ 19,732
(p)	Represents the current yield as of report date.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BlackRock MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments
Inputs	in Securities

Level 1	$ 4,400,706
Level 2	177,093,105
Level 3	-

Total	$ 181,493,811

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: December 19, 2008